Subsidiary guarantees	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsidiary guarantees
Subsidiary guarantees

M—Subsidiary guarantees

Laredo Holdings and all of Laredo’s wholly-owned subsidiaries (Laredo Gas, Laredo Texas and Laredo Dallas, collectively, the “Subsidiary Guarantors”) have fully and unconditionally guaranteed the 2019 Notes, the 2022 Notes (see Note N) and the Senior Secured Credit Facility. In accordance with practices accepted by the SEC, Laredo has prepared condensed consolidating financial statements in order to quantify the assets, results of operations and cash flows of such subsidiaries as subsidiary guarantors. The following condensed consolidating balance sheets as of March 31, 2012 and December 31, 2011, and condensed consolidating statements of operations and condensed consolidating statements of cash flows each for the three months ended March 31, 2012 and 2011, present financial information for Laredo Holdings as the parent of Laredo on a stand-alone basis (carrying any investments in subsidiaries under the equity method), financial information for Laredo on a stand-alone basis (carrying any investment in subsidiaries under the equity method), financial information for the Subsidiary Guarantors on a stand-alone basis (carrying any investment in subsidiaries under the equity method), and the consolidation and elimination entries necessary to arrive at the information for the Company on a condensed consolidated basis. All deferred income taxes are recorded on Laredo’s statements of financial position, as Laredo’s subsidiaries are flow-through entities for income tax purposes. Prior to the Broad Oak acquisition on July 1, 2011, both Laredo and Laredo Dallas were separate taxable entities and deferred income taxes for the Company are recorded separately. The Subsidiary Guarantors are not restricted from making distributions to Laredo.

Condensed consolidating balance sheet

March 31, 2012

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Accounts receivable	$—	$64,370	$24,566	$—	$88,936
Other current assets	—	44,201	186	—	44,387
Total oil and natural gas properties, net	—	883,612	606,557	—	1,490,169
Total pipeline and gas gathering assets, net	—	—	52,867	—	52,867
Total other fixed assets, net	—	10,546	2,867	—	13,413
Investment in subsidiaries	942,944	583,393	—	(1,526,337)	—
Total other long-term assets	—	108,710	—	—	108,710
Total assets	$942,944	$1,694,832	$687,043	$(1,526,337)	$1,798,482
Accounts payable	$1	$50,066	$23,858	$—	$73,925
Other current liabilities	—	96,938	35,085	—	132,023
Other long-term liabilities	—	14,042	8,084	—	22,126
Long-term debt	—	781,913	—	—	781,913
Stockholders’ equity	942,943	751,873	620,016	(1,526,337)	788,495
Total liabilities and stockholders’ equity	$942,944	$1,694,832	$687,043	$(1,526,337)	$1,798,482

Condensed consolidating balance sheet

December 31, 2011

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Accounts receivable	$—	$53,006	$21,129	$—	$74,135
Other current assets	54,921	20,599	204	(26,921)	48,803
Total oil and natural gas properties, net	—	780,152	535,525	—	1,315,677
Total pipeline and gas gathering assets, net	—	—	51,742	—	51,742
Total other fixed assets, net	—	10,321	769	—	11,090
Investment in subsidiaries	888,043	554,901	—	(1,442,944)	—
Total other long-term assets	—	126,205	—	—	126,205
Total assets	$942,964	$1,545,184	$609,369	$(1,469,865)	$1,627,652
Accounts payable	$1	$58,729	$14,198	$(26,921)	$46,007
Other current liabilities	—	130,990	37,364	—	168,354
Other long-term liabilities	—	8,779	7,538	—	16,317
Long-term debt	—	636,961	—	—	636,961
Stockholders’ equity	942,963	709,725	550,269	(1,442,944)	760,013
Total liabilities and stockholders’ equity	$942,964	$1,545,184	$609,369	$(1,469,865)	$1,627,652

Condensed consolidating statement of operations

For the three months ended March 31, 2012

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$75,766	$76,833	$(2,251)	$150,348
Total operating costs and expenses	19	61,613	35,578	(2,251)	94,959
Income (loss) from operations	(19)	14,153	41,255	—	55,389
Interest income and expense, net	—	(14,668)	—	—	(14,668)
Other, net	—	271	—	—	271
Income (loss) from operations before income tax	(19)	(244)	41,255	—	40,992
Income tax expense	—	(14,757)	—	—	(14,757)
Net income (loss)	$(19)	$(15,001)	$41,255	$—	$26,235

Condensed consolidating statement of operations

For the three months ended March 31, 2011

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$42,524	$66,161	$(1,574)	$107,111
Total operating costs and expenses	7	31,539	27,977	(1,574)	57,949
Income (loss) from operations	(7)	10,985	38,184	—	49,162
Interest income and expense, net	36	(7,949)	(2,567)	—	(10,480)
Other, net	—	(8,809)	(22,606)	—	(31,415)
Income from operations before income tax	29	(5,773)	13,011	—	7,267
Income tax benefit (expense)	—	987	(3,584)	—	(2,597)
Net income (loss)	$29	$(4,786)	$9,427	$—	$4,670

Condensed consolidating statement of cash flows

For the three months ended March 31, 2012

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by (used in) operating activities	$(19)	$(2,559)	$67,059	$26,921	$91,402
Net cash flows provided by (used in) investing activities	(54,902)	(130,289)	(67,001)	—	(252,192)
Net cash flows provided by financing activities	—	145,000	—	—	145,000
Net increase (decrease) in cash and cash equivalents	(54,921)	12,152	58	26,921	(15,790)
Cash and cash equivalents at beginning of period	54,921	—	2	(26,921)	28,002
Cash and cash equivalents at end of period	$—	$12,152	$60	$—	$12,212

Condensed consolidating statement of cash flows

For the three months ended March 31, 2011

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by operating activities	$29	$25,966	$46,238	$3,755	$75,988
Net cash flows used in investing activities	(19,033)	(89,216)	(84,111)	—	(192,360)
Net cash flows provided by financing activities	—	63,250	37,640	—	100,890
Net decrease in cash and cash equivalents	(19,004)	—	(233)	3,755	(15,482)
Cash and cash equivalents at beginning of period	38,652	—	6,489	(13,906)	31,235
Cash and cash equivalents at end of period	$19,648	$—	$6,256	$(10,151)	$15,753

N—Subsidiary guarantees

        Pursuant to the terms of the Corporate Reorganization that was completed on December 19, 2011, immediately prior to the closing of the IPO, Laredo LLC was merged with and into Laredo Holdings, with Laredo Holdings surviving the merger. Laredo Holdings and all of Laredo's wholly-owned subsidiaries (Laredo Gas, Laredo Texas and Laredo Dallas, collectively, the "Subsidiary Guarantors") have fully and unconditionally guaranteed the 2019 Notes and the Senior Secured Credit Facility (see Note C). In accordance with practices accepted by the SEC, Laredo has prepared condensed consolidating financial statements in order to quantify the assets, results of operations and cash flows of such subsidiaries as subsidiary guarantors. The following condensed consolidating balance sheets as of December 31, 2011 and 2010, and condensed consolidating statements of operations and condensed consolidating statements of cash flows each for the years ended December 31, 2011, 2010 and 2009, present financial information for Laredo Holdings or Laredo LLC, as applicable, as the parent of Laredo on a stand-alone basis (carrying any investments in subsidiaries under the equity method), financial information for Laredo on a stand-alone basis (carrying any investment in subsidiaries under the equity method), financial information for the Subsidiary Guarantors on a stand-alone basis (carrying any investment in subsidiaries under the equity method), and the consolidation and elimination entries necessary to arrive at the information for the Company on a condensed consolidated basis. All deferred income taxes are recorded on Laredo's statements of financial position, as Laredo's subsidiaries are flow-through entities for income tax purposes. Prior to the Broad Oak Transaction on July 1, 2011, both Laredo and Laredo Dallas were separate taxable entities and deferred income taxes for the Company are recorded separately. The Subsidiary Guarantors are not restricted from making distributions to Laredo.

Condensed consolidating balance sheet
December 31, 2011

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Accounts receivable	$—	$53,006	$21,129	$—	$74,135
Other current assets	54,921	20,599	204	(26,921)	48,803
Total oil and natural gas properties, net	—	780,152	535,525	—	1,315,677
Total pipeline and gas gathering assets, net	—	—	51,742	—	51,742
Total other fixed assets, net	—	10,321	769	—	11,090
Investment in subsidiaries	888,043	554,901	—	(1,442,944)	—
Total other long-term assets	—	126,205	—	—	126,205

Total assets	$942,964	$1,545,184	$609,369	$(1,469,865)	$1,627,652

Accounts payable	$1	$58,729	$14,198	$(26,921)	$46,007
Other current liabilities	—	130,990	37,364	—	168,354
Other long-term liabilities	—	8,779	7,538	—	16,317
Long-term debt	—	636,961	—	—	636,961
Owners' equity	942,963	709,725	550,269	(1,442,944)	760,013

Total liabilities and owners' equity	$942,964	$1,545,184	$609,369	$(1,469,865)	$1,627,652

Condensed consolidating balance sheet
December 31, 2010

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Total
Accounts receivable, net	$—	$24,168	$19,771	$—	$43,939
Other current assets	38,652	21,391	10,340	(13,906)	56,477
Total oil and natural gas properties, net	—	430,242	333,040	—	763,282
Total pipeline and gas gathering assets, net	—	—	39,343	—	39,343
Total other fixed assets, net	—	6,915	353	—	7,268
Investment in subsidiaries	511,208	114,881	—	(626,089)	—
Total other long-term assets	—	129,799	28,052	—	157,851

Total assets	$549,860	$727,396	$430,899	$(639,995)	$1,068,160

Accounts payable	$1	$42,311	$12,932	$(13,906)	$41,338
Other current liabilities	—	64,675	44,230	—	108,905
Other long-term liabilities	—	6,602	8,616	—	15,218
Long-term debt	—	277,500	214,100	—	491,600
Owner's equity	549,859	336,308	151,021	(626,089)	411,099

Total liabilities and owners' equity	$549,860	$727,396	$430,899	$(639,995)	$1,068,160

Condensed consolidating statement of operations
For the year ended December 31, 2011

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$237,194	$280,349	$(7,273)	$510,270
Total operating costs and expenses	8	173,638	141,998	(7,273)	308,371

Income (loss) from operations	(8)	63,556	138,351	—	201,899
Interest income (expense), net	96	(45,470)	(5,098)	—	(50,472)
Other, net	—	10,492	3,009	—	13,501

Income from operations before income tax	88	28,578	136,262	—	164,928
Income tax expense	—	(37,974)	(21,400)	—	(59,374)

Net income (loss)	$88	$(9,396)	$114,862	$—	$105,554

Condensed consolidating statement of operations
For the year ended December 31, 2010

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$93,580	$152,373	$(3,953)	$242,000
Total operating costs and expenses	7	91,620	81,344	(3,953)	169,018

Income (loss) from operations	(7)	1,960	71,029	—	72,982
Interest income (expense), net	150	(11,911)	(6,570)	—	(18,331)
Other, net	—	13,808	(8,023)	—	5,785

Income from operations before income tax	143	3,857	56,436	—	60,436
Income tax (expense) benefit	—	(2,234)	28,046	—	25,812

Net income	$143	$1,623	$84,482	$—	$86,248

Condensed consolidating statement of operations
For the year ended December 31, 2009

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Total operating revenues	$—	$60,684	$38,956	$(3,066)	$96,574
Total operating costs and expenses	7	244,252	108,910	(3,066)	350,103

Loss from operations	(7)	(183,568)	(69,954)	—	(253,529)
Interest income (expense), net	185	(6,032)	(1,394)	—	(7,241)
Other, net	—	8,316	(6,047)	—	2,269

Income (loss) from operations before income tax	178	(181,284)	(77,395)	—	(258,501)
Income tax benefit	—	74,006	—	—	74,006

Net income (loss)	$178	$(107,278)	$(77,395)	$—	$(184,495)

Condensed consolidating statement of cash flows
For the year ended December 31, 2011

(in thousands)	Laredo Holdings	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by operating activities	$89	$150,002	$207,000	$(13,015)	$344,076
Net cash flows provided by (used in) investing activities	(303,194)	(408,412)	4,819	—	(706,787)
Net cash flows provided by (used in) financing activities	319,374	258,410	(218,306)	—	359,478

Net increase (decrease) in cash and cash equivalents	16,269	—	(6,487)	(13,015)	(3,233)
Cash and cash equivalents at beginning of period	38,652	—	6,489	(13,906)	31,235

Cash and cash equivalents at end of period	$54,921	$—	$2	$(26,921)	$28,002

Condensed consolidating statement of cash flows
For the year ended December 31, 2010

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by operating activities	$143	$63,887	$103,218	$(10,205)	$157,043
Net cash flows used in investing activities	(52,900)	(132,564)	(275,083)	—	(460,547)
Net cash flows provided by financing activities	74,487	68,677	176,588	—	319,752

Net increase in cash and cash equivalents	21,730	—	4,723	(10,205)	16,248
Cash and cash equivalents at beginning of period	16,922	—	1,766	(3,701)	14,987

Cash and cash equivalents at end of period	$38,652	$—	$6,489	$(13,906)	$31,235

Condensed consolidating statement of cash flows
For the year ended December 31, 2009

(in thousands)	Laredo LLC	Laredo	Subsidiary Guarantors	Intercompany eliminations	Consolidated company
Net cash flows provided by operating activities	$178	$88,896	$22,094	$1,501	$112,669
Net cash flows used in investing activities	(122,701)	(162,704)	(75,928)	—	(361,333)
Net cash flows provided by financing activities	124,700	73,808	51,631	—	250,139

Net increase (decrease) in cash and cash equivalents	2,177	—	(2,203)	1,501	1,475
Cash and cash equivalents at beginning of period	14,745	—	3,969	(5,202)	13,512

Cash and cash equivalents at end of period	$16,922	$—	$1,766	$(3,701)	$14,987